Deutsche Asset Management
                                                                  [LOGO OMITTED]

                                                               Mutual Fund
                                                                   Annual Report

                                                                   June 30, 2000



Institutional Daily Assets Fund

A Member of the
Deutsche Bank Group
[LOGO OMITTED]

X

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Institutional Daily Assets Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .......................................  3

              INSTITUTIONAL DAILY ASSETS

                 Schedule of Investments ...................................  6
                 Statement of Assets and Liabilities ....................... 11
                 Statement of Operations ................................... 12
                 Statements of Changes in Net Assets ....................... 13
                 Financial Highlights ...................................... 14
                 Notes to Financial Statements ............................. 15
                 Report of Independent Accountants ......................... 17
                 Tax Information ........................................... 17
                 Proxy Results ............................................. 18


                           -------------------------
             The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
             including   possible  loss  of  principal   amount
             invested.
                           -------------------------

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Institutional Daily Assets Fund
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LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for the BT Institutional Daily Assets Fund (the "Fund"), pro- viding a detailed review of the market, the portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the portfolio's holdings.

MARKET ACTIVITY
Three major factors impacted the money markets over the annual period ended June 30, 2000 -- liquidity concerns surrounding Y2K, ongoing strength of the U.S. economy, and actions of the Federal Reserve Board. These factors combined to push yields on short-term money market securities significantly higher.

MUCH OF THE FIRST HALF OF THE FISCAL YEAR WAS FOCUSED ON POTENTIAL Y2K SCARES, AS MONEY MARKET INVESTORS AND ISSUERS ALIKE BELIEVED LIQUIDITY WOULD BE SCARCE OVER YEAR-END.
o Issuers flooded the market with paper early in the fourth calendar quarter, hoping to secure their year-end financing. Approximately 85% of this financing was completed by November 1, with much of the issuance taking place in the asset-backed commercial paper market.
o To calm the markets, the Federal Reserve Board announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught. The Federal Reserve Board had done its job in providing liquidity to the markets, and none of the dealers needed to exercise any of the liquidity options they had purchased from the Federal Reserve Board.

DURING THE SECOND HALF OF THE FISCAL YEAR, THE U.S. ECONOMY CONTINUED TO EXPAND, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales. o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the Federal Reserve Board was probably not done raising interest rates.

IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.
o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.
o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it made a point that core inflation was rising. Thus, the Federal Reserve Board warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting duration as market conditions changed, we were able to produce competitive yields in the Institutional Daily Assets Fund for the period.

Our purchases for the Fund during the annual period continued to be in high quality, liquid instruments. Prior to year-end 1999, we were particularly astute in managing liquidity in the Fund, as potential Y2K concerns loomed over the market. We "barbelled" the portfolio with an abundance of overnight liquidity and with issues maturing past the year end. After these fears subsided, we navigated through a market consumed with fears of an aggressive tightening policy by the Federal Reserve


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                                        3
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Institutional Daily Assets Fund
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LETTER TO SHAREHOLDERS

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Floating Rate Notes 29%
Cash and Other Assets 2%
Eurodollar Time Deposits 14%
Eurodollar Certificates of Deposit 1%
Commercial Paper 49%
Yankee Certificates ofDeposit 5%


Board. To position accordingly, we maintained sufficient overnight liquidity, with maturities laddered -- i.e. maturities staggered so that securities in the Portfolio came due periodically -- around the Federal Reserve Board meetings. This strategy proved effective, as higher yields became available after each meeting. Additionally, we continued to add floating rate notes to the portfolio, which enabled us to successfully lock in the comparatively higher yields these securities offered. The result was a slightly longer-than-benchmark weighted average maturity through much of the annual period.

MANAGER OUTLOOK
Looking ahead to the second half of this year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out. Signs of an economic slowdown are already emerging, with a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures. Although the economy is bracing for a "soft landing," we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

                                          CUMULATIVE TOTAL              AVERAGE ANNUAL
                                              RETURNS                    TOTAL RETURNS            ANNUALIZED

                                                                                                7 day      7 day
   Periods ended                    Past 1    Past 3     Since   Past 1    Past 3       Since current  effective
   June 30, 2000                      year     years  inception    year     years   inception   yield      yield

 Institutional Daily Assets Fund 1
   (inception 11/13/96)               5.84%    17.75%   21.83%      5.84%    5.60%     5.59%     6.56%     6.77%
------------------------------------------------------------------------------------------------------------------
 iMoneyNet -- First Tier
   Institutional Money
   Funds Average 2                    5.55%    16.87%   20.48%*     5.55%    5.33%     5.34%*    6.21%     6.41%
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results. Yields and total return will fluctuate. Yields quoted for money market funds most closely reflect the fund's current earnings."Current yield" refers to the income generated by an investment in the Fund over a 7-day period.This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
2 The iMoneyNet,  Inc. Money Fund Report Averages,  a service of iMoneyNet, Inc.
  (formerly the IBC Financial Data,Inc.), are averages for categories of similar money market funds. Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, theFund's return would have been lower.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
* Benchmark returns are for the period beginning November 30, 1996.

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                                        4
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Institutional Daily Assets Fund
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LETTER TO SHAREHOLDERS

Given this view, we intend to place a higher emphasis in the Fund's portfolio on floating rate note paper. Historically, floating rate notes have outperformed other money market securities in times of economic uncertainty. Floating rate note coupon rates equate to market levels much quicker than fixed rate investments.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                        /S/ SIGNATURE CHRISTINE C.HADDAD

                               Christine C. Haddad
            Portfolio Manager of the INSTITUTIONAL DAILY ASSETS FUND
                                  June 30, 2000

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                                        5
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Institutional Daily Assets Fund
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SCHEDULE OF INVESTMENTS June 30, 2000

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              EURODOLLAR CERTIFICATES OF
              DEPOSIT -- 1.1%
              Abbey National Treasury
              Services, PLC,

$ 50,000,000    6.12%, 7/17/00 ..........   $ 50,000,000

              Landesbank Hessen--
              Thuringen Girozentrale,
  50,000,000    6.27%, 7/25/00 ..........     50,000,000
                                            ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
    (Amortized Cost $100,000,000) .......    100,000,000
                                            ------------
              YANKEE CERTIFICATES OF
              DEPOSIT -- 4.8%
              Bank of Nova Scotia:
  25,000,000    6.78%, 2/22/01 ..........     24,993,869
  25,000,000    6.76%, 4/20/01 ..........     24,994,289

              Canadian Imperial Bank of
              Commerce:
  50,000,000    6.32%, 7/26/00 ..........     50,000,000
  65,000,000    6.64%, 8/23/00 ..........     65,000,000

              Commerzbank A.G.,
  14,000,000    6.85%, 4/27/01 ..........     13,997,818

              Royal Bank of Canada,
  20,000,000    5.70%, 7/3/00 ...........     19,999,948

              Societe Generale:
  50,000,000    6.25%, 7/31/00 ..........     50,000,000
  50,000,000    6.65%, 7/26/00 ..........     50,000,000
  50,000,000    6.28%, 9/6/00 ...........     50,000,000
  25,000,000    6.55%, 1/31/01 ..........     24,993,037
  25,000,000    6.81%, 4/17/01 ..........     25,005,172

              Svenska Handelsbanken A.G.,
  25,000,000    6.67%, 3/2/01 ...........     24,995,240
                                            ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
    (Amortized Cost $423,979,373) .......    423,979,373
                                            ------------

              CERTIFICATES OF DEPOSIT -- 1.0%
              First Union National Bank,
  50,000,000    6.05%, 9/25/00 ..........     49,947,982

              Lasalle National Bank,
  35,000,000    6.24%, 8/8/00 ...........     35,000,000
                                            ------------
TOTAL CERTIFICATES OF DEPOSIT
    (Amortized Cost $84,947,982) ........     84,947,982
                                            ------------

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              FLOATING RATE NOTES-- 29.0%
              American Express Centurion Bank,
                Monthly Variable Rate,
$ 60,000,000    6.62%, 5/23/01 .......... $   60,000,000

              American Home Products Corp.,
                Monthly Variable Rate,
  25,000,000    6.649%, 7/10/00 .........     25,000,000

              Asset Securitization Cooperative
              Corp.,
                Monthly Variable Rate,
  50,000,000    6.60%, 1/12/01 ..........     49,994,183

              Associates Corp. of North America,
                Quarterly Variable Rate,
  69,000,000    6.91%, 6/14/01 ..........     69,069,966

              AT&T Corp.,
                Monthly Variable Rate,
  20,000,000    6.566%, 3/8/01 ..........     19,997,339
  50,000,000    6.639%, 6/14/013 ........     50,000,000
                Quarterly Variable Rate:
  40,000,000    6.24%, 7/13/00 ..........     39,999,476
  16,950,000    6.971%, 12/1/00 .........     16,996,795

              Bank of America Corp.,
               Quarterly Variable Rate:
  5,000,000    6.96%, 2/9/01 ............      5,006,288
  5,000,000    6.523%, 5/3/01 ...........      5,001,510

              Bank of Scotland,
               Monthly Variable Rate,
 50,000,000    6.583%, 3/2/01 ...........     49,983,164

              Bayerische Landesbank
              Girozentrale,
               Monthly Variable Rate:
 50,000,000    6.576%, 12/15/00 .........     49,978,326
 25,000,000    6.585%, 2/28/01 ..........     24,991,908
 25,000,000    6.594%, 3/1/01 ...........     24,991,860

              Bayerische Hypo-und
              Vereinsbank A.G.,
                Monthly Variable Rate,
  50,000,000    6.566%, 2/26/01 .........     49,983,910

              Bear Stearns and Co., Inc.,
                Monthly Variable Rate,
  50,000,000    6.635%, 12/12/00 ........     50,000,000

              Canadian Imperial Bank of
              Commerce,
                Monthly Variable Rate,
  75,000,000    6.531%, 5/31/01 .........     74,966,453


                       See Notes to Financial Statements
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Institutional Daily Assets Fund
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SCHEDULE OF INVESTMENTS June 30, 2000

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              Citigroup, Inc.
                Monthly Variable Rate,
$ 50,000,000    6.605%, 6/6/01 .......... $   50,000,000

              Comerica Bank,
                Monthly Variable Rate:
  20,000,000    6.661%, 9/1/00 ..........     19,997,619
  28,000,000    6.585%, 1/12/01 .........     27,993,682
  25,000,000    6.581%, 4/20/01 .........     24,992,119

              Commerzbank A.G.,
                Monthly Variable Rate:
  75,000,000    6.569%, 3/19/01 .........     74,968,403
  50,000,000    6.591%, 4/20/01 .........     49,988,183
  50,000,000    6.625%, 7/5/01 ..........     49,982,500

              Compass Securitizaton LLC,
                Monthly Variable Rate,
  50,000,000    6.74%, 10/16/00 .........     49,997,840

              Credit Communal De Beligue,
                Monthly Variable Rate,
  75,000,000    6.578%, 3/5/01 ..........     74,972,894

              Credit Suisse First Boston, Inc.,
                Daily Variable Rate,3
  60,000,000    7.305%, 2/20/01 .........     59,996,195

              First Union National Bank,
                Daily Variable Rate:
  25,000,000    7.475%, 10/27/00 ........     25,019,426
  25,000,000    7.425%, 11/15/00 ........     25,000,000
  75,000,000    7.235%, 1/29/01 .........     75,000,000
  75,000,000    7.275%, 6/26/01 .........     75,000,000
                Quarterly Variable Rate:
   5,000,000    6.78%, 2/13/01 ..........      5,003,248

              General Motors Acceptance Corp.,
                Monthly Variable Rate,
  25,000,000    6.621%, 7/24/00 .........     25,000,292
                Quarterly Variable Rate:
   5,000,000    7.119%, 11/20/00 ........      5,004,195
  25,000,000    6.72%, 12/14/00 .........     24,990,044

              Goldman Sachs and Co.,
                Daily Variable Rate:
  25,000,000    7.475%, 8/21/00 .........     25,000,000
  50,000,000    7.495%, 9/18/00 .........     50,000,000
                Quarterly Variable Rate:3
  17,000,000    6.435%, 7/31/00 .........     16,999,925
  70,000,000    6.451%, 1/9/01 ..........     70,030,952

              Household Finance Corp.,
                Quarterly Variable Rate:
  50,000,000    6.745%, 3/29/01 .........     50,000,000
  20,000,000    6.899%, 5/21/01 .........     20,014,106
  12,500,000    6.892%, 6/21/01 .........     12,509,543
   8,000,000    6.881%, 6/22/01 .........      8,005,391

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              J.P. Morgan Securities Inc.,
                Monthly Variable Rate:
$ 60,000,000    6.64%, 3/16/01 .......... $   60,000,000
  40,000,000    6.63%, 6/6/01 ...........     40,000,000

              KeyBank NA,
                Quarterly Monthly Rate,
  73,000,000    6.76%, 5/25/01 ..........     72,975,331

              Merrill Lynch and Co., Inc.,
                Monthly Variable Rate,
  50,000,000    6.629%, 4/19/01 .........     49,996,000

              Morgan Stanley, Dean Witter
              and Co.,
                Daily Variable Rate:
  50,000,000    7.275%, 7/13/00 .........     50,000,000
  70,000,000    7.265%, 11/24/00 ........     70,000,000
                Monthly Variable Rate:
  75,000,000    6.834%, 1/29/01 .........     75,000,000
  76,000,000    6.63%, 3/16/01 ..........     76,000,000

              PNC Bank Corp.,
                Monthly Variable Rate:
  25,000,000    6.585%, 7/12/00 .........     24,999,703

              Royal Bank of Scotland PLC,
                Monthly Variable Rate,
  75,000,000    6.604%, 5/31/01 .........     74,966,453

              SBC Communications Inc.,
                Quarterly Variable Rate,
  50,000,000    6.325%, 5/1/01 ..........     50,000,000

              Societe Generale,
                Monthly Variable Rate:
  50,000,000    6.60%, 12/18/00 .........     49,970,090
  50,000,000    6.594%, 1/19/01 .........     49,983,589
  75,000,000    6.625%, 6/29/01 .........     74,955,124

              Toyota Motor Credit Corp.,
                Quarterly Variable Rate,
  25,000,000    6.844%, 1/12/01 .........     24,989,631

              US Bank NA,
                Monthly Variable Rate,
   8,000,000    6.848%, 11/15/00 ........      8,006,402

              Westdeutsche Landesbank
              Girozentrale,
                Monthly Variable Rate,
  50,000,000    6.571%, 2/26/01 .........     49,983,910
                                          --------------
TOTAL FLOATING RATE NOTES
    (Amortized Cost $2,563,253,968) .....  2,563,253,968
                                          --------------

                       See Notes to Financial Statements
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                                        7
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Institutional Daily Assets Fund
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SCHEDULE OF INVESTMENTS June 30, 2000

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              EURODOLLAR TIME DEPOSITS -- 13.9%
              Banca Commerciale Italiana,
$100,000,000    6.64%, 7/27/002 .........   $100,000,000

              Bank of Nova Scotia,
  40,000,000    6.58%, 7/19/002 .........     40,000,000

              Banque Bruxelles Lambert,
  25,000,000    6.27%, 8/18/002 .........     25,000,000

              Barclays Bank PLC,
 100,000,000    7.00%, 7/3/00 ...........    100,000,000
  50,000,000    6.85%, 7/5/00 ...........     50,000,000

              Caisse Nationale De Credit
              Agricole,
  50,000,000    6.31%, 9/6/002 ..........     50,000,000

              Canadian Imperial Bank of
              Commerce,
  25,000,000    6.875%, 7/3/00 ..........     23,578,745

              Commerzbank A.G.:
  50,000,000    6.90%, 11/15/002 ........     50,000,000
  25,000,000    7.04%, 11/20/002 ........     25,000,000

              Dresdner Bank,
 200,000,000    7.125%, 7/3/00 ..........    200,000,000

              First Union National Bank,
                Quarterly Variable Rate:
  25,000,000    6.875%, 9/19/002 ........     25,000,000
  90,000,000    7.04%, 11/27/002 ........     90,000,000

              Landesbank Baden Wurttemberg:
  50,000,000    6.26%, 8/11/002 .........     50,000,000
  50,000,000    5.313%, 9/5/002 .........     50,000,000

              Lloyd's TSB Bank PLC,
  25,000,000    7.02%, 11/20/002 ........     25,000,000

              Norddeutsche Landesbank
              Girozentrale,
  50,000,000    6.89%, 11/15/002 ........     50,000,000

              Norwest Corp.,
               Monthly Variable Rate,
  50,000,000    6.906%, 7/5/00 ..........     50,000,000

              Rabobank Nederland N.V.,
 149,925,580    7.125%, 7/3/00 ..........    149,925,580

              Svenska Handelbanken A.b.,
 75,000,000    6.70%, 7/10/002 ..........    75,000,000
                                            ------------
TOTAL EURODOLLAR TIME DEPOSITS
    (Amortized Cost $1,228,504,325) .....  1,228,504,325
                                          --------------

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              MEDIUM-TERM NOTES-- 0.4%
              General Electric Capital Corp.,
$ 37,000,000    7.38%, 5/23/01 ..........   $ 37,000,000
                                            ------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $37,000,000) .........    37,000,000
                                            ------------

              COMMERCIAL PAPER1 -- 49.4%
              Aegon Funding Corp.,
  40,000,000    6.10%, 9/11/00 ..........     39,512,001

              Asset Portfolio Funding Corp.,
 100,000,000    6.57%, 7/17/00 ..........     99,708,445

              Asset Securitization Cooperative
              Corp.,
  75,000,000    6.67%, 7/12/00 ..........     74,847,681

              Associates First Capital Corp.,
  50,000,000    6.65%, 8/21/00 ..........     49,528,959

              BAE System Holdings, Inc.:
  25,000,000    6.60%, 8/10/00 ..........     24,816,665
  60,000,000    6.66%, 8/21/00 ..........     59,433,900

              Bank of America Corp.:
  50,000,000    6.06%, 8/9/00 ...........     49,671,750
  20,000,000    6.66%, 11/17/00 .........     19,485,700

              Beta Finance Corp.:
  40,000,000    6.63%, 9/8/00 ...........     39,491,700
  25,000,000    6.63%, 9/14/00 ..........     24,654,688
 158,000,000    6.63%, 9/20/00 ..........    155,644,723

              British Telecommunications PLC:
  40,000,000    6.17%, 7/11/00 ..........     39,931,445
  25,000,000    6.05%, 8/14/00 ..........     24,815,139
  25,000,000    6.05%, 8/15/00 ..........     24,810,937
  50,000,000    6.10%, 8/22/00 ..........     49,559,445
  50,000,000    6.24%, 9/14/00 ..........     49,350,000
  46,000,000    6.25%, 10/11/00 .........     45,185,417
  50,000,000    6.81%, 11/9/00 ..........     48,760,958
  20,000,000    6.69%, 11/13/00 .........     19,498,250
  15,000,000    6.81%, 11/13/00 .........     14,616,938
  25,000,000    6.22%, 12/1/00 ..........     24,339,125

              Citicorp, Inc.,
  35,000,000    6.61%, 8/7/00 ...........     34,762,223

              Compass Securitization LLC:
 120,000,000    6.55%, 7/13/00 ..........    119,738,001
  42,000,000    6.57%, 7/13/00 ..........     41,908,020
  35,000,000    6.57%, 8/9/00 ...........     34,750,888

              Corporate Asset Funding Co.,Inc.:
  24,500,000    6.57%, 8/4/00 ...........     24,347,977
  30,000,000    6.64%, 8/22/00 ..........     29,712,266

                       See Notes to Financial Statements
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                                        8
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Institutional Daily Assets Fund
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SCHEDULE OF INVESTMENTS June 30, 2000

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              Corporate Receivables Corp.:
$ 90,000,000    6.57%, 8/8/00 ...........   $ 89,375,850
  50,000,000    6.65%, 8/21/00 ..........     49,528,959
  50,000,000    6.66%, 8/24/00 ..........     49,500,500

              Credit Suisse First Boston Inc.,
  25,000,000    6.59%, 8/22/00 ..........     24,762,028

              Delaware Funding Corp.:
  90,094,000    6.60%, 7/21/00 ..........     89,763,656
  50,000,000    6.60%, 9/20/00 ..........     49,257,500

              Dorada Finance Corp.:
  36,000,000    6.60%, 8/11/00 ..........     35,729,400
  14,000,000    6.60%, 8/14/00 ..........     13,887,067
  30,000,000    6.60%, 8/15/00 ..........     29,752,500
  25,000,000    6.63%, 9/8/00 ...........     24,682,313

              Edison Asset Securization LLC:
 100,000,000    6.56%, 7/18/00 ..........     99,690,223
  25,000,000    6.59%, 7/25/00 ..........     24,890,166
  75,000,000    6.57%, 8/15/00 ..........     74,384,062
  40,475,000    6.56%, 8/18/00 ..........     40,120,979

              Fortis Bank,
  25,000,000    5.98%, 7/6/00 ...........     24,979,236

              France Telecom S.A.:
  50,000,000    6.65%, 8/1/00 ...........     49,713,681
  40,544,000    6.56%, 8/16/00 ..........     40,204,151
  50,000,000    6.63%, 9/5/00 ...........     49,392,250
  50,000,000    6.62%, 9/11/00 ..........     49,338,000

              GE Financial Assurance
              Holdings Inc.,
  75,000,000    6.84%, 7/6/00 ...........     74,928,750

              Giro Funding US Corp.,
  65,000,000    6.61%, 8/2/00 ...........     64,618,089

              Goldman Sachs and Co.:
 150,000,000    6.57%, 8/8/00 ...........    148,959,750
  75,000,000    6.57%, 8/18/00 ..........     74,343,000
  65,000,000    6.09%, 8/22/00 ..........     64,428,216

              Greyhawk Funding LLC,
  35,000,000    6.22%, 7/28/00 ..........     34,836,725

              Halifax PLC,
 155,000,000    6.54%, 7/13/00 ..........    154,662,100

              Honeywell International Inc.,
  25,000,000    6.67%, 12/27/00 .........     24,170,882

              Invensys PLC:
  50,000,000    6.60%, 8/7/00 ...........     49,660,834
  19,000,000    6.64%, 8/14/00 ..........     18,845,804

              Merrill Lynch & Co., Inc.,
 126,000,000    6.15%, 7/10/00 ..........    125,806,275

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              Moriarty Ltd:
$ 100,000,000   6.54%, 7/13/00 .......... $   99,782,000
  65,000,000    6.60%, 7/24/00 ..........     64,725,917
  75,000,000    6.57%, 8/14/00 ..........     74,397,750
  17,263,000    6.12%, 8/22/00 ..........     17,110,396
  50,000,000    6.60%, 9/12/00 ..........     49,330,834

              National Rural Utilities CFC:
  25,000,000    6.665%, 8/25/00 .........     24,745,434
  35,000,000    6.08%, 9/11/00 ..........     34,574,400
  25,000,000    6.145%, 9/19/00 .........     24,658,611
  25,000,000    6.09%, 9/21/00 ..........     24,653,209

              Old Line Funding Corp.,
  23,700,000    6.55%, 7/7/00 ...........     23,674,128

              PNC Bank Corp.,
                Monthly Variable Rate:
  75,000,000    6.625%, 6/29/01 .........     74,978,750

              Province of Quebec,
  25,000,000    6.09%, 8/16/00 ..........     24,805,459

              Quincy Capital Corp.,
  65,000,000    6.60%, 8/3/00 ...........     64,606,750

              Receivables Capital Corp.:
 100,000,000    6.62%, 7/27/00 ..........     99,521,889
  42,423,000    6.63%, 8/23/00 ..........     42,008,916

              Salomon Smith Barney, Inc.,
  40,000,000    6.60%, 9/19/00 ..........     39,413,333

              Sheffield Receivables Corp.:
  50,000,000    6.70%, 7/20/00 ..........     49,823,195
  50,000,000    6.62%, 7/25/00 ..........     49,779,333
  41,400,000    6.60%, 8/7/00 ...........     41,119,170
  50,000,000    6.60%, 8/16/00 ..........     49,578,334

              Thames Asset Global
              Securitization N.O. 1:
  25,253,000    6.55%, 7/10/00 ..........     25,211,648
  50,000,000    6.56%, 7/17/00 ..........     49,854,222
  34,560,000    6.22%, 7/24/00 ..........     34,422,663
  29,652,000    6.62%, 7/24/00 ..........     29,526,589
  17,381,000    6.57%, 8/1/00 ...........     17,282,667

              Tulip Funding Corp.:
  60,000,000    6.56%, 7/11/00 ..........     59,890,666
  32,000,000    6.21%, 7/20/00 ..........     31,895,120

              Windmill Funding Corp.:
  50,000,000    6.60%, 7/21/00 ..........     49,816,667
  40,000,000    6.58%, 7/28/00 ..........     39,802,600
  25,000,000    6.57%, 8/7/00 ...........     24,831,181
  25,000,000    6.63%, 8/24/00 ..........     24,751,375
                                          --------------
TOTAL COMMERCIAL PAPER
    (Amortized Cost $4,367,669,393) .....  4,367,669,393
                                          --------------

                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2000

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              COMMERCIAL PAPER-INTEREST BEARING -- 0.4%
              AT&T Corp.,
$ 35,000,000    5.67%, 3/8/01 ...........   $ 35,000,000
                                            ------------
TOTAL COMMERCIAL PAPER-INTEREST BEARING
    (Amortized Cost $35,000,000) ........     35,000,000
                                            ------------

              FUNDING AGREEMENTS -- 1.6%
              First Allmerica Financial Life
              Insurance Co.,
                Quarterly Variable Rate,2
  50,000,000    6.91%, 1/29/01 ..........     50,000,000

              GE Life & Annuity Assurance Co.,
                Monthly Variable Rate,
  25,000,000    6.722%, 6/1/01 ..........     25,000,000

              Securities Life of Denver
              Insurance Co.,
                Monthly Variable Rate,2
  40,000,000    6.745%, 8/25/00 .........     40,000,000

  PRINCIPAL
   AMOUNT             SECURITY                 VALUE

              Travelers Insurance Co.,
                Quartely Variable Rate,
$ 30,000,000    6.84%, 2/23/01 .......... $   30,000,000
                                          --------------
TOTAL FUNDING AGREEMENTS
    (Amortized Cost $145,000,000) .......    145,000,000
                                          --------------

TOTAL INVESTMENTS
    (Amortized Cost
    $8,985,355,041)4 ............  101.6% $8,985,355,041

LIABILITIES IN EXCESS OF
   OTHER ASSETS ................    (1.6)   (140,101,008)
                                    ----  --------------
NET ASSETS .....................   100.0% $8,845,254,033
                                   =====  ==============

--------------------------------------------------------------------------------
1 Interest rates for commercial  paper  represent  discount rates at the time of purchase.
2 Illiquid securities.
3 Security exempt from registration under 144A of the Security Act of 1933.These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. 4 Aggregate cost for federal tax purposes was $8,985,355,041.

                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                   JUNE 30, 2000

ASSETS
   Investments at Value (Amortized Cost of $8,985,355,041) ...    $8,985,355,041
   Interest Receivable .......................................        30,031,235
   Prepaid Expenses and Other ................................            39,014
                                                                  --------------
Total Assets .................................................     9,015,425,290
                                                                  --------------
LIABILITIES
   Payable for Securities Purchased ..........................       119,304,105
   Dividends Payable .........................................        50,037,134
   Due to Bankers Trust ......................................           813,099
   Accrued Expenses and Other ................................            16,919
                                                                  --------------
Total Liabilities ............................................       170,171,257
                                                                  --------------
NET ASSETS ...................................................    $8,845,254,033
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ...........................................    $8,845,101,288
   Undistributed Net Investment Income .......................           126,626
   Accumulated Net Realized Gain from
       Investment Transactions ...............................            26,119
                                                                  --------------
NET ASSETS ...................................................    $8,845,254,033
                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) ........................     8,845,101,287
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ................    $         1.00
                                                                  ==============


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                              FOR THE YEAR ENDED
                                                               JUNE 30, 2000

INVESTMENT INCOME
   Interest Income ........................................       $ 452,895,618
                                                                  -------------
EXPENSES
   Advisory Fees ..........................................           7,719,290
   Administration and Services Fees .......................           1,543,858
   Professional Fees ......................................              38,341
   Amortization of Organization Expenses ..................              26,473
   Printing and Shareholder Reports .......................              16,115
   Trustees Fees ..........................................               3,827
   Miscellaneous ..........................................              55,504
                                                                  -------------
Total Expenses ............................................           9,403,408
Less:Fee Waivers orReimbursements .........................            (140,260)
                                                                  -------------
Net Expenses ..............................................           9,263,148
                                                                  -------------
NET INVESTMENT INCOME .....................................         443,632,470

NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............              26,119
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 443,658,589
                                                                  ==============


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED JUNE 30,
                                                               2000                1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $    443,632,470    $    325,159,826
   Net Realized Gain from Investment Transactions ...             26,119              59,458
                                                        ----------------    ----------------
Net Increase in Net Assets from Operations ..........        443,658,589         325,219,284
                                                        ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................       (443,648,775)       (325,115,954)
                                                        ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ....................     23,418,459,592      17,445,099,092
   Cost of Shares Redeemed ..........................    (22,377,790,255)    (15,369,894,813)
                                                        ----------------    ----------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest ..............................      1,040,669,337       2,075,204,279
                                                        ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ........................      1,040,679,151       2,075,307,609
NET ASSETS
   Beginning of Year ................................      7,804,574,882       5,729,267,273
                                                        ----------------    ----------------
   End of Year ......................................   $  8,845,254,033    $  7,804,574,882
                                                        ================    ================


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Institutional Daily Assets Fund.

                                                                                                    FOR THE PERIOD
                                                                                                    NOV. 13, 1996 1
                                                               FOR THE YEARS ENDED JUNE 30,            THROUGH
                                                           2000             1999           1998      JUNE 30, 1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..................     $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                          ------          ------          ------          ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ............................       0.06            0.05            0.06            0.03
   Net Realized Gain from
     Investment Transactions ........................       0.00 2          0.00 2          0.00 2          0.00 2
                                                          ------          ------          ------          ------
Total from Investment Operations ....................       0.06            0.05            0.06            0.03
                                                          ------          ------          ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................      (0.06)          (0.05)          (0.06)          (0.03)
                                                          ------          ------          ------          ------
NET ASSET VALUE, END OF YEAR ........................     $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                          ======          ======          ======          ======
TOTAL INVESTMENT RETURN .............................       5.84%           5.25%           5.71%           3.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted) ........... $8,845,254      $7,804,575      $5,729,267      $2,748,056
   Ratios to Average Net Assets:
     Net Investment Income ..........................       5.75%           5.11%           5.55%           5.43%3
     Expenses After Waivers .........................       0.12%           0.12%           0.12%           0.12%3
     Expenses Before Waivers ........................       0.12%           0.12%           0.12%           0.13%3

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Less than $0.01 per share.
3 Annualized.


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The Fund began offering shares of beneficial interest on November 13, 1996. The following summarizes the significant accounting policies of the Fund.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank A.G. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .10% of average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through October 31, 2001, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund.

At June 30, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- FUND REORGANIZATION
OnDecember 8, 1999, the Board of Trustees approved a resolution to convert the Fund from a stand alone fund to a master-feeder fund. The Fund's shareholders approved the conversion on April 3, 2000. Management anticipates compliance with this resolution no later than January 2001.

NOTE 4 -- FUND NAMECHANGE
On October 31, 2000 theFund will change its name from BTInstitutional Daily Assets Fund to Daily Assets Institutional.


--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Institutional Daily Assets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Daily Assets Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
July 31, 2000


--------------------------------------------------------------------------------

Institutional Daily Assets Fund
--------------------------------------------------------------------------------
PROXY RESULTS (Unaudited)

Institutional Daily Assets Fund shareholders voted on the following proposals at a special meeting of shareholders on April 3, 2000, or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To approve the conversion of the Fund's structure from a stand-alone fund structure to a master-feeder structure whereby the Fund would invest all of its investable assets in the Daily Assets Portfolio.

                                  For                 Against           Abstain
                               --------               -------          --------
                             5,197,361,023           2,780,372            --


2. To approve a New Investment Advisory Agreement between the Portfolio and Bankers Trust Company.

                                  For                 Against           Abstain
                               --------               -------          --------
                             5,197,361,023           2,780,372            --


3. To approve a New Investment Advisory Agreement between the Portfolio and Deutsche Asset Management,Inc.

                                  For                 Against           Abstain
                               --------               -------          --------
                             5,197,361,023               --            2,780,372


4. To approve a New Investment Sub-Advisory Agreement among the Portfolio, Deutsche Asset Management,Inc., and Bankers Trust Company.

                                  For                 Against           Abstain
                               --------               -------          --------
                             5,197,361,023               --            2,780,372


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                                   For                 Against           Abstain
                                --------               -------          --------
                              5,200,141,395              --                --


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities ofDeutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DBAlex. Brown LLC, Deutsche Asset Management,Inc. andDeutsche Asset Management Investment Services Limited.


Institutional Daily Assets Fund                                 CUSIP #055924781
                                                                814ANN (06/00)

Exclusive Placement Agents:
ICC Distributors, Inc.